Basis for preparation, consolidation and accounting policies - Additional information (Details)			12 Months Ended
	Jan. 01, 2019 USD ($)	Jan. 01, 2017	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Basis for preparation, consolidation and accounting policies
Useful lives or depreciation of Investment property			20 years
Impairment loss			$ 2,083,000	$ 5,693,000	$ 21,620,000
Workers' profit sharing rate			8.00%
Qualifying asset, description			The Group defines a qualifying asset as one which value is greater than US$5 million and requires a longer period to 12 months to get ready for its intended use.
Applicable tax rate			29.50%	32.00%	32.00%
Lease Liabilities	$ 261,538,000		$ 7,503,000
Right-of-use assets			$ 6,185,000
Lease term			10 years
Maximum [Member]
Basis for preparation, consolidation and accounting policies
Useful life of intangible assets			10 years
Mining Royalties Marginal Rate			12.00%
Normal credit term			90 days
Minimum [Member]
Basis for preparation, consolidation and accounting policies
Useful life of intangible assets			1 year
Mining Royalties Marginal Rate			1.00%
Normal credit term			30 days
Written put options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate			0.3015	0.2959
Purchased call options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate			0.3020	0.2968
Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Applicable tax rate	29.00%	29.50%	29.50%	29.50%	29.50%
Interest from short-term money market funds and interest from current bank accounts			$ 18,430,000	$ 11,448,000	$ 5,831,000
Terminal compensation percentage			1.50%
Maximum severance payments | item			12
Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Impairment loss				$ 0
Applicable tax rate			32.00%	32.00%	32.00%
Lease Liabilities	$ 95,728,000
Right-of-use assets			$ 84,856,000	$ 95,728,000
Weighted average incremental borrowing rate at transition	4.704%
Sociedad Minera Cerro Verde S.A.A. [Member] | Written put options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate			3.317	3.379
Sociedad Minera Cerro Verde S.A.A. [Member] | Purchased call options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate			3.311	3.369
Plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member] | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Lease term			10 years
Plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member] | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Lease term			3 years
Buildings
Basis for preparation, consolidation and accounting policies
Lease Liabilities			$ 5,296,000
Right-of-use assets			$ 4,602,000
Buildings | Minera Yanacocha SRL and subsidiary [Member] | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Lease term			10 years
Buildings | Minera Yanacocha SRL and subsidiary [Member] | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Lease term			5 years
OSINERGMIN [Member]
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value			0.13%	0.14%	0.15%
OEFA [Member]
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value			0.11%	0.11%	0.11%